Significant Accounting Policies - Summary of Credit Risk Exposure (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial assets at carrying value, class [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	€ 2,791	€ 35,572
Financial assets at carrying value, class [member] | Shares - Carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	17	21
Financial assets at carrying value, class [member] | Debt securities - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	2,665	3,524
Financial assets at carrying value, class [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	17	0
Financial assets at carrying value, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	53	31,200
Financial assets at carrying value, class [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	0	788
Financial assets at carrying value, class [member] | Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	38	38
Financial assets at carrying value, class [member] | Other financial assets - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	1	1
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	2,777	38,654
Financial assets at fair value, class [member] | Shares - Carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	17	21
Financial assets at fair value, class [member] | Debt securities - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	2,665	3,524
Financial assets at fair value, class [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	17	0
Financial assets at fair value, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	40	34,254
Financial assets at fair value, class [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	0	816
Financial assets at fair value, class [member] | Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	38	38
Financial assets at fair value, class [member] | Other financial assets - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	€ 1	€ 1